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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-00505
                                    ------------------------------------------

                            Philadelphia Fund, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30
                         -----------------------------------------------------

Date of reporting period:  August 31, 2004
                         -----------------------------------------------------

Item 1. Schedule of Investments

                            PHILADELPHIA FUND, INC.

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004

 Shares                                                              Value
--------                                                          ------------
                             COMMON STOCKS - 76.0%
                                 BANKS - 18.3%
  80,000  AmSouth Bancorporation ..............................  $   2,084,000
  80,000  Bank of America Corp. ...............................      3,598,400
 110,000  National City Corp. .................................      4,156,900
 120,000  SouthTrust Corp. ....................................      4,962,000
                                                                  ------------
                                                                    14,801,300
                                                                  ------------
                           ELECTRIC UTILITIES - 22.2%
  30,000  American Electric Power Co., Inc. ...................        981,900
  80,000  Cinergy Corp. .......................................      3,238,400
  80,000  FirstEnergy Corp. ...................................      3,219,200
  70,000  Hawaiian Electric Industries, Inc. ..................      1,806,700
  80,000  Public Service Enterprise Group, Inc. ...............      3,387,200
  80,000  Southern Company ....................................      2,428,000
  70,000  TXU Corp. ...........................................      2,914,100
                                                                  ------------
                                                                    17,975,500
                                                                  ------------
                             FOOD PROCESSING - 7.4%
  20,000  Corn Products International, Inc. ...................        923,000
 100,000  H. J. Heinz Co. .....................................      3,791,000
  30,000  Kellogg Co. .........................................      1,259,400
                                                                  ------------
                                                                     5,973,400
                                                                  ------------
                            HEALTH CARE PLANS - 2.9%
  35,000  United Health Group Incorporated ....................      2,314,550
                                                                  ------------
                       HEALTH CARE PRODUCTS/DRUGS - 2.9%
 100,000  Bristol-Myers Squibb Co. ............................      2,373,000
                                                                  ------------
                          NATURAL GAS UTILITIES - 6.3%
 140,000  Sempra Energy .......................................      5,061,000
                                                                  ------------
                          OIL & GAS OPERATIONS - 9.7%
  20,000  ChevronTexaco Corp. .................................      1,950,000
  50,000  Marathon Oil Corp. ..................................      1,813,500
  40,000  Occidental Petroleum Corp. ..........................      2,066,000
  55,000  Unocal Corp. ........................................      2,053,700
                                                                  ------------
                                                                     7,883,200
                                                                  ------------

                               PUBLISHING - 3.2%
   3,000  Washington Post Co. Class"B".........................  $   2,605,500
                                                                  ------------
                            RETAIL SPECIALTY - 3.1%
  60,000  Costco Wholesale Corp. ..............................      2,470,200
                                                                  ------------

Total Value of Common Stocks (cost $40,477,401) ...............     61,457,650
                                                                  ------------

Principal
 Amount
---------
                      U.S. GOVERNMENT OBLIGATIONS - 12.3%
$10,000M  U.S. Treasury Bond, 3 7/8%, due 02/15/13
            (cost $9,683,782) .................................      9,929,690
                                                                  ------------
                       SHORT-TERM CORPORATE NOTES - 11.4%
  4,000M  American Express Corp., 1.36%, due 9/02/2004 ........      4,000,000
  2,000M  Prudential Corp., 1.45%, due 9/07/2004 ..............      2,000,000
  2,000M  U.S. Bancorp., 1.40%, due 9/07/2004 .................      2,000,000
  1,200M  U.S. Bancorp., 1.47%, due 9/01/2004 .................      1,200,000
                                                                  ------------
Total Value of Short-Term Corporate Notes (cost $9,200,000) ...      9,200,000
                                                                  ------------

Total Value of Investments (cost $59,361,184) ..........  99.6%     80,587,340

Other Assets, less Liabilities .........................    .4         287,680
                                                         -----    ------------
Net Assets ............................................. 100.0%  $  80,875,020
                                                         =====    ============

Item 2. Controls and Procedures.

        (a) The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)(the "Procedures") as of a date within 90 days of the filing date of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.



                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Philadelphia Fund, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date October 22, 2004
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date October 22, 2004
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date October 22, 2004
    ---------------------

* Print the name and title of each signing officer under his or her signature.